INFORMATION ON SEGMENTS - Additional Information (Detail) - Customer	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major Customer [Member] | Foreign countries [member]
Disclosure of operating segments [line items]
Number of major customers	0
Benchmark for major customer	10.00%
Natura &Co LATAM
Disclosure of operating segments [line items]
Percentage of entity's revenue	76.50%	75.40%
Avon International [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	23.50%	24.60%